DEBT (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	0 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Jan. 29, 2012	Jan. 31, 2010	Jan. 16, 2013 10.5% Senior Subordinated Notes due 2021	Feb. 03, 2013 10.5% Senior Subordinated Notes due 2021	Jan. 16, 2013 Old Senior Notes	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes
Components of long-term debt
Note issued, amount							$ 950
Note issued, interest rate							10.50%	10.50%			12.00%
Amount of debt issuance costs							16
Payment of debt issuance cost	34	73	132	34				15
Principal amount outstanding, notice of redemption	5,688		7,329		5,462			950	889		2,500
Required notification period									30 days
Cash restricted for debt redemption										936
Redemption price, as a percentage of principal outstanding										103.375%
Cash on hand to be used for payment of accrued interest	$ 109	$ 90	$ 141	$ 292	$ 111	$ 539				$ 36